Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Revenues	$ 0	$ 0
General and administrative expenses	628,761	3,340,796
Loss from operations	(628,761)	(3,340,796)
Other income (expense)
Change in fair value of warrants	(183,675)	(1,283,055)
Interest income	2,024	710
Interest and dividend income on marketable securities held in Trust Account	3,188,704	8,448,606
Income before provision for income taxes	2,378,292	3,825,465
Provision for income taxes	0	0
Net income and comprehensive income	2,378,292	3,825,465
Class A Ordinary Shares
Other income (expense)
Net income attributable to Class A ordinary shares subject to possible redemption	$ 1,087,567	$ 2,295,279
Basic weighted-average shares outstanding, Class A ordinary shares subject to possible redemption	10,420,168	20,000,000
Diluted weighted-average shares outstanding, Class A ordinary shares subject to possible redemption	10,420,168	20,000,000
Basic net income per share, Class B ordinary shares subject to possible redemption	$ 0.1	$ 0.11
Diluted net income per share, Class B ordinary shares subject to possible redemption	$ 0.1	$ 0.11
Class B Nonredeemable Ordinary Shares
Other income (expense)
Net income attributable to Class B non-redeemable ordinary shares	$ 1,290,725	$ 1,530,186
Basic weighted-average Class B non-redeemable ordinary shares outstanding	12,366,661	13,333,333
Diluted weighted-average Class B non-redeemable ordinary shares outstanding	12,366,661	13,333,333
Basic net income per share, Class B non-redeemable ordinary shares	$ 0.1	$ 0.11
Diluted net income per share, Class B non-redeemable ordinary shares	$ 0.1	$ 0.11